Schedule of nature and purpose of transaction amounts and outstanding balances for related parties (Details) - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended
	Nov. 16, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Balances Receivables (Liabilities)		$ 21,072,515	$ 23,840,231
Amounts Sales (Purchases)		73,212	(143,957)	$ (769,526)	$ (832,979)
Related party transactions other than sales and purchases		103,682	$ 157,611	302,878	(35,806)
Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled	$ 755,464
Benua Hijau Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Entity owned by Controlling Shareholder
Nature/purpose			CSR expenses
Balances Receivables (Liabilities)		(156,136)	$ (226,190)
Amounts Sales (Purchases)				(98,658)
Benua Hijau Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled	226,190
Black Hummer Security Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			An entity controlled by Tan Sri Mohd Bakri Bin Mohd Zinin, one of the directors of Tumpuan Megah
Nature/purpose			Security services
Balances Receivables (Liabilities)
Amounts Sales (Purchases)					(1,448)
Black Hummer Security Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Dato’ Mohd Suhaimi Bin Hashim [Member]
Related Party Transaction [Line Items]
Relationship			Shareholder of the Company and TMDF
Nature/purpose			Advances
Balances Receivables (Liabilities)		(237)	$ (246)
Amounts Sales (Purchases)
Dato’ Mohd Suhaimi Bin Hashim [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Double Corporate Oils & Fats Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Associate of the Company
Nature/purpose			Advances
Balances Receivables (Liabilities)			$ 819
Amounts Sales (Purchases)
Double Corporate Oils & Fats Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Horizon Shipyard Inter Globe (M) Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Associate of the Company
Nature/purpose			(i) Advances
Balances Receivables (Liabilities)			$ 10,351
Amounts Sales (Purchases)
Horizon Shipyard Inter Globe (M) Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Horizon Ship yard Inter Globe M Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Nature/purpose			(ii) Docking expenditure reimbursement
Balances Receivables (Liabilities)		4,103,644	$ 4,328,616
Amounts Sales (Purchases)
Horizon Ship yard Inter Globe M Sdn Bhd One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Horizon Ship yard Inter Globe M Sdn Bhd Two [Member]
Related Party Transaction [Line Items]
Nature/purpose			(iii) Other operating cost
Balances Receivables (Liabilities)
Amounts Sales (Purchases)			$ (206,821)
Horizon Ship yard Inter Globe M Sdn Bhd Two [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Pan Management Services Ltd. [Member]
Related Party Transaction [Line Items]
Relationship			Entity owned by Controlling Shareholder
Nature/purpose			(ii) Management service
Balances Receivables (Liabilities)		(72,942)	$ (75,138)
Amounts Sales (Purchases)					(234,137)
Pan Management Services Ltd. [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Pan Management Services Ltd One [Member]
Related Party Transaction [Line Items]
Nature/purpose			(i) Advances
Balances Receivables (Liabilities)			$ (8,805)
Amounts Sales (Purchases)
Pan Management Services Ltd One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Raja Ismail Bin Raja Mohamed [Member]
Related Party Transaction [Line Items]
Relationship			Director of Tumpuan Megah
Nature/purpose			Reimbursable legal fees
Balances Receivables (Liabilities)		1,927,246	$ 2,452,925
Amounts Sales (Purchases)
Raja Ismail Bin Raja Mohamed [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Sinar Maju Logistik Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Entity owned by Controlling Shareholder
Nature/purpose			Shipping agency services
Balances Receivables (Liabilities)		137,715	$ 142,681
Amounts Sales (Purchases)		(47,325)	$ (78,797)	(270,505)	(525,067)
Sinar Maju Logistik Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled	12,611
Sinar Maju Marin Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Subsidiary of Sinar Maju Logistik Sdn Bhd, Entity owned by Controlling Shareholder
Nature/purpose			Shipping agency services
Balances Receivables (Liabilities)		(1,665)	$ (19,228)
Amounts Sales (Purchases)		(17,213)	$ (48,000)	(69,404)	(71,606)
Sinar Maju Marin Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled	19,228
Straits Alliance Transport Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Entity owned by Controlling Shareholder
Nature/purpose			Advances
Balances Receivables (Liabilities)		1,116	$ 1,159
Amounts Sales (Purchases)
Straits Alliance Transport Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Straits CommNet Solutions Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Subsidiary of Straits Technology Solutions Sdn Bhd, entity owned by Controlling Shareholder
Nature/purpose			Advances
Balances Receivables (Liabilities)			$ 326
Amounts Sales (Purchases)
Straits CommNet Solutions Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Straits Energy Resources Berhad [Member]
Related Party Transaction [Line Items]
Relationship			Controlling Shareholder
Nature/purpose			Working capital advances
Balances Receivables (Liabilities)		15,903,625	$ 17,355,218
Amounts Sales (Purchases)
Straits Energy Resources Berhad [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled	420,030
Straits Management Services Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Entity owned by Controlling Shareholder
Nature/purpose			Management service
Balances Receivables (Liabilities)		(793,078)	$ (75,245)
Amounts Sales (Purchases)				(499,091)	(269,897)
Related party transactions other than sales and purchases		(373,129)	$ (803,425)
Straits Management Services Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled	4,962
Tony Tan Han [Member]
Related Party Transaction [Line Items]
Relationship			Director of SMS 1
Nature/purpose			Advances
Balances Receivables (Liabilities)			$ (170,265)
Amounts Sales (Purchases)
Tony Tan Han [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Victoria STS (Labuan) Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Entity owned by Controlling Shareholder
Nature/purpose			(i) Sales of marine gas oil
Balances Receivables (Liabilities)		11,592
Amounts Sales (Purchases)					151,349
Victoria STS (Labuan) Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Victoria STS (Labuan) Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Nature/purpose			(ii) Sales of ship management service
Balances Receivables (Liabilities)		8,480	$ 119,588
Amounts Sales (Purchases)		154,866	$ 189,661	177,534	122,240
Victoria STS (Labuan) Sdn Bhd One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled	72,443
Victoria STS (Labuan) Sdn Bhd Two [Member]
Related Party Transaction [Line Items]
Nature/purpose			(iii) Purchase of tugboat services
Balances Receivables (Liabilities)
Amounts Sales (Purchases)		(17,116)		(9,402)	(21,201)
Victoria STS (Labuan) Sdn Bhd Two [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Victoria 3 Limited [Member]
Related Party Transaction [Line Items]
Relationship			Subsidiary of Victoria STS (Labuan) Sdn Bhd, Entity owned by Controlling Shareholder
Nature/purpose			Sales of ship management service
Balances Receivables (Liabilities)		3,155	$ 3,147
Amounts Sales (Purchases)					16,788
Victoria 3 Limited [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Wire And Wireless Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Subsidiary of Straits Technology Solutions Sdn Bhd, entity owned by Controlling Shareholder
Nature/purpose			Advances
Balances Receivables (Liabilities)			$ 518
Amounts Sales (Purchases)
Wire And Wireless Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts Settled
Benua Hijau Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Relationship			Entity owned by Controlling Shareholder
Nature/purpose			Corporate social responsibility expenses
Related party transactions other than sales and purchases		(79,458)	$ (103,383)
Ho Hung Ming [Member]
Related Party Transaction [Line Items]
Relationship			Son of Dato’ Sri Kam Choy Ho
Nature/purpose			Remuneration
Related party transactions other than sales and purchases		(61,540)	$ (136,100)	(72,487)	(67,895)
Straits Energy Resources Berhad Two [Member]
Related Party Transaction [Line Items]
Relationship			Controlling Shareholder
Nature/purpose			Interest income
Related party transactions other than sales and purchases		$ 617,809	$ 1,200,519	$ 375,365	$ 32,089